Divestitures - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Disposals [Line Items]
Proceeds From Divestiture of Assets	$ 1,050	$ 3,210	$ 8
Gain (Loss) before tax on sale of assets	797
Gain (Loss) after tax on sale of assets	557
Land [Member]
Disclosure Of Disposals [Line Items]
Proceeds From Divestiture of Assets			8
Gains losses on disposals of property plant and equipment			(5)
Other [Member]
Disclosure Of Disposals [Line Items]
Gains losses on disposals of property plant and equipment			$ (1)
Cenovus Pipestone Partnership [Member]
Disclosure Of Disposals [Line Items]
Proceeds From Divestiture of Assets	$ 625
Wembley Gas Plant [Member]
Disclosure Of Disposals [Line Items]
Percentage of operating working capital interest	39.00%